Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

		December 31,
(Millions unless noted)	Location on face of balance sheets	2023	2022
Operating leases:
Operating lease right of use assets	Other assets	$98	$94

Current operating lease liabilities	Other current liabilities	$29	$27
Noncurrent operating lease liabilities	Other liabilities	69	68
Total operating lease liabilities		$98	$95

Weighted average remaining lease term (in years)		4.3	5.2
Weighted average discount rate		2.9%	2.2%

Lease, Cost
Supplemental cash flow and other information related to leases is as follows:

	For the years ended December 31,
(Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities	$29	$31	$33
Right of use assets obtained in exchange for lease liabilities	37	14	57

Lessee, Operating Lease, Liability, to be Paid, Maturity
Maturities of operating lease liabilities were as follows:

(Millions)	December 31, 2023
2024	$30
2025	25
2026	18
2027	12
2028	5
After 2028	11
Total	101
Less: Amounts representing interest	(3)
Present value of future minimum lease payments	98
Less: Current obligations	29
Long-term obligations	$69